DWS VARIABLE SERIES I

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO

                             ----------------------

                             DWS Growth & Income VIP


The following information replaces "The Portfolio's Main Investment Strategy" section of the prospectuses.

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The managers may favor securities from different industries and companies at different times.

The managers use quantitative stock techniques and fundamental equity analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

The managers will normally sell a stock when the managers believe its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio's emphasis on or within a given industry.

The portfolio may lend its investment securities in an amount up to 33(1)/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholders redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The following information replaces similar disclosure in the "Performance" section of the portfolio's Class A prospectus.

Average Annual Total Returns (%) as of 12/31/2005

                              1 Year             5 Years           10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A            6.07               0.20               5.98
--------------------------------------------------------------------------------
Index 1                         4.91               0.54               9.07
--------------------------------------------------------------------------------
Index 2                         6.27               1.07               7.38
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: The Russell 1000 Index is an unmanaged capitalization-weighted price-only index composed of the largest capitalized US companies whose common stocks are traded in the United States.

Total returns for the period ended 2005 would have been lower if operating expenses hadn't been reduced.

On January 23, 2007, the Russell 1000 Index will replace the S&P 500 as the portfolio's benchmark index because the advisor believes that it more accurately reflects the portfolio's investment strategy.

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

January 23, 2007
VS1-GI

The following information replaces similar disclosure in the "Performance" section of the portfolio's Class B prospectus.

Average Annual Total Returns (%) as of 12/31/2005

                             1 Year               5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B           5.73                -0.10                  5.69
--------------------------------------------------------------------------------
Index 1                        4.91                 0.54                  9.07
--------------------------------------------------------------------------------
Index 2                        6.27                 1.07                  7.38
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: The Russell 1000 Index is an unmanaged capitalization-weighted price-only index composed of the largest capitalized US companies whose common stocks are traded in the United States.

Total returns for the period ended 2005 would have been lower if operating expenses hadn't been reduced.

On January 23, 2007, the Russell 1000 Index will replace the S&P 500 as the portfolio's benchmark index because the advisor believes that it more accurately reflects the portfolio's investment strategy.

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

The following information revises similar disclosure for the above portfolio in "The Portfolio Managers" section of the prospectuses.

The following people handle the day-to-day management of the portfolio.

  Robert Wang                                  Jin Chen, CFA                               Julie Abbett
  Managing Director of Deutsche Asset          Director of Deutsche Asset Management       Director of Deutsche Asset Management
  Management and Portfolio Manager of the      and Portfolio Manager of the portfolio.     and Portfolio Manager of the portfolio
  portfolio.                                     o Senior portfolio manager for Global        o Senior portfolio manager for Global
    o Joined Deutsche Asset Management in          Strategies: New York.                        Quantitative Equity: New York.
      1995 as portfolio manager for asset        o Joined Deutsche Asset Management in        o Joined Deutsche Asset Management in
      allocation after 13 years of                 1999; prior to that, served as               2000 after four years of combined
      experience of trading fixed income,          portfolio manager for Absolute Return        experience as a consultant with
      foreign exchange and derivative              Strategies and as a fundamental              equity trading services for BARRA,
      products at J.P. Morgan.                     equity analyst and portfolio manager         Inc. and a product developer for
    o Global Head of Quantitative Strategies       for Thomas White Asset Management.           FactSet Research.
      Portfolio Management: New York.            o Joined the portfolio in 2007.              o Joined the portfolio in 2007.
    o Joined the portfolio in 2007.              o BS, Nanjing University; MS, Michigan       o BA, University of Connecticut.
    o BS, The Wharton School, University of        State University.
      Pennsylvania.




               Please Retain This Supplement for Future Reference


January 23, 2007
VS1-GI